ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Sales tax payable	$ 1,302	$ 3,957
Accrued interest payable	23,350	50,330
Payroll tax liabilities	99,145	95,106
Total accrued liabilities	$ 123,797	$ 149,393